EMPLOYEE BENEFIT ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2022
Employee Benefit Assets And Liabilities [Abstract]
EMPLOYEE BENEFIT ASSETS AND LIABILITIES [Text Block]
NOTE 13:-	EMPLOYEE BENEFIT ASSETS AND LIABILITIES

Employee benefits consist of short-term benefits and post-employment benefits.

Post-employment benefits:

According to the labor laws and Severance Pay Law in Israel, the Group is required to pay compensation to an employee upon dismissal or retirement or to make current contributions in defined contribution plans pursuant to Section 14 to the Severance Pay Law, as specified below. The Group’s liability is accounted for as a post-employment benefit only for employees not under Section 14. The computation of the Group’s employee benefit liability is made in accordance with a valid employment contract or a collective employees agreement based on the employee's salary and employment term which establish the entitlement to receive the compensation.

The post-employment employee benefits are normally financed by contributions classified as defined benefit plans, as detailed below:

a.	Defined benefit plans:

The Group accounts for the payment of compensation, that is not covered by contributions in defined contribution plans, as above, as a defined benefit plan for which an employee benefit liability is recognized and for which the Group deposits amounts in a long-term employee benefit fund and in qualifying insurance policies.

b.	Expenses recognized in the consolidated statements of profit or loss and other comprehensive income:

	Year ended December 31,
	2022	2021

Current service cost	$75	$146
Interest expenses	18	14

Total employee benefit expenses	$93	$160

Interest income on plan assets	$7	$7

c.	The defined benefit liability, net:

	December 31,
	2022	2021

Defined benefit obligation	$418	$668
Fair value of plan assets	(172)	(277)

Net defined benefit liability	$246	$391

d.	Changes in the present value of defined benefit liabilities:

	2022	2021

Balance at January 1,	$668	$588

Current service cost	75	146
Interest expenses	18	14
Benefits paid	(268)	(50)
Re-measurement loss on defined benefit plans	(27)	(33)
Foreign currency translation effect	(48)	3

Balance at December 31,	$418	$668

e.	Changes in the fair value of plan assets:

Plan assets comprise assets held by a long-term employee benefit funds and qualifying insurance policies.

	2022	2021

Balance at January 1,	$277	$217

Interest income	7	7
Return, net of interest income - remeasurement gain (loss)	32	(12)
Benefits paid	(187)	(50)
Amounts deposited	43	116
Foreign currency translation effect	-	(1)

Balance at December 31,	$172	$277

f.	The principal assumptions underlying the defined benefit plan:

	2022	2021
	%

Discount rate	5.69	3.5
Salary growth	4.93	4.64

Based on reasonably possible changes of the principal assumptions underlying the defined benefit plan as mentioned above, occurring at the end of the reporting period, the changes would have an immaterial effect on the consolidated financial statements.